CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (38,870)	$ (202,806)	$ (16,598)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	137	842	648
Amortization of intangible assets	566	2,990	3,238
Amortization of right-of-use assets	478	2,650	2,785
Gains on disposals of property and equipment	(15)	(40)	(16)
Allowance for/(reversal of) credit losses on accounts receivable	(1,431)	18,542	12,424
Allowance for credit losses on loans and interest receivable	4,486	3,661	289
Share-based compensation expenses in relation to ordinary shares subscription from Baozun Inc.			1,530
Other share-based compensation expenses	1,082	3,794	11,969
Fair value losses/(gains) on short-term investments	(566)	2,368	316
Fair value gain on long-term investment	(179)
Impairment of goodwill		80,137
Impairment of intangible assets	439	49,778
Impairment of long-term investments	1,034	10,805	4,038
Impairment of property and equipment	185	1,206
Impairment of right-of-use assets	2,624	2,365
Fair value changes on contingent consideration payables		8,396	(418)
Deferred tax	506	(11,557)	(905)
Share of losses from an equity investee	61	75	107
Changes in operating assets and liabilities, net
Accounts receivable	9,962	102,028	(60,284)
Prepayments and other assets	2,915	8,478	3,333
Rebates receivables	1,927	2,642	5,626
Prepaid media costs	4,713	17,515	(1,463)
Accounts payable	(764)	(24,859)	23,447
Accrued liabilities and other current liabilities	(1,967)	3,999	(1,504)
Deferred revenue	(4,296)	(6,935)	(5,323)
Income tax payable	(72)	(1,839)	(80)
Income tax recoverable	(148)	(319)	7
Lease liabilities	(2,503)	(2,776)	(2,781)
Amount due from an equity investee	270	(36)	(58)
Net cash (used in)/provided by operating activities	(19,426)	71,104	(19,673)
Cash flows from investing activities
Purchase of property and equipment	(83)	(506)	(1,386)
Purchase of intangible assets	(14)		(203)
Redemption/(purchase) of short-term investments	1,585	(99)	15,633
(Purchase)/disposal of other long-term investments	1,936	(6,500)	(4,108)
Prepayment for long-term investment costs			(394)
(Purchase)/redemption of time deposits	(248)	11,118	(11,039)
Acquisition of businesses, net of cash received	(5,161)	(7,742)	(10,007)
Purchase of interest in a subsidiary from non-controlling interests		(722)
Loan to third parties			(17,303)
Repayment of loan from third parties	981	434	6,400
Proceeds from disposals of property and equipment	17	40	17
Net cash used in investing activities	(987)	(3,977)	(22,390)
Cash flows from financing activities
Proceeds from exercise of share options		68	661
Proceeds from bank borrowings	59,035	180,006	248,784
Repayments of bank borrowings	(64,910)	(209,789)	(231,025)
Repurchase of ordinary shares	(214)	(7,574)	(10,687)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.			17,010
Net cash provided by/(used in) financing activities	(6,089)	(37,289)	24,743
Net (decrease)/increase in cash and cash equivalents and restricted cash	(26,502)	29,838	(17,320)
Cash and cash equivalents and restricted cash at the beginning of year	105,297	77,589	94,377
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(1,273)	(2,130)	532
Cash and cash equivalents and restricted cash at the end of year	77,522	105,297	77,589
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	50,766	82,754	41,443
Restricted cash, current	26,756	22,543	36,146
Cash and cash equivalents and restricted cash	77,522	105,297	77,589
Supplemental disclosure of cash flow information:
Interests paid	(1,431)	(2,114)	(3,922)
Cash paid for income taxes	$ (341)	(1,949)	(3,677)
Supplemental schedule of non-cash investing and financing activities:
Issuance of ordinary shares upon acquisition of interest in a subsidiary from non-controlling interests		$ 1,577
Issuance of ordinary shares upon settlement for contingent consideration payable			2,060
Transfer of prepayments for long-term investments to other long-term investments			$ 7,023